Schedule of Investments (unaudited)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

California — 99.2%
Acalanes Union High School District GO, Series A, 0.00%, 08/01/39 (Call 08/01/29)(a)	$200	$212,580
Alameda Corridor Transportation Authority RB
0.00%, 10/01/32 (NPFGC)(a)	745	527,571
0.00%, 10/01/47 (Call 10/01/37)(a)	1,630	821,667
0.00%, 10/01/48 (Call 10/01/37)(a)	665	334,208
0.00%, 10/01/49 (Call 10/01/37)(a)	665	333,369
0.00%, 10/01/50 (Call 10/01/37)(a)	2,195	1,096,441
0.00%, 10/01/51 (Call 10/01/37) (AGM)(a)	1,000	501,107
5.00%, 10/01/26 (PR 10/01/23)	300	301,616
5.00%, 10/01/52 (Call 10/01/32) (AGM)	285	306,169
series B, 4.00%, 10/01/35 (Call 10/01/26) (AGM)	255	258,708
Series B, 5.00%, 10/01/35 (Call 10/01/26)	2,000	2,051,730
Series B, 5.00%, 10/01/36 (Call 10/01/26)	2,000	2,045,216
Series B, 5.00%, 10/01/36 (Call 10/01/26) (AGM)	600	624,148
Alameda County Transportation Commission RB
5.00%, 03/01/40 (Call 03/01/32)	4,215	4,767,593
5.00%, 03/01/41 (Call 03/01/32)	1,860	2,097,168
5.00%, 03/01/45 (Call 03/01/32)	2,000	2,230,911
Alhambra Unified School District GO, Series B, 0.00%, 08/01/39(a)	5,100	2,639,062
Allan Hancock Joint Community College District/CA GO, Series C, 0.00%, 08/01/47 (Call 08/01/40)(a)	1,295	900,356
Alvord Unified School District GO, Series B, 0.00%, 08/01/43 (AGM)(a)	2,500	999,559
Anaheim Housing & Public Improvements Authority RB
Series A, 5.00%, 10/01/50 (Call 10/01/25)	200	204,772
Series C, 5.00%, 10/01/45 (Call 10/01/25)	1,500	1,539,424
Anaheim Public Financing Authority RB, 5.00%, 05/01/46 (PR 05/01/24)	6,830	6,940,393
Bay Area Toll Authority RB
4.00%, 04/01/29 (Call 04/01/27)	500	519,064
4.00%, 04/01/33 (Call 04/01/27)	1,200	1,239,138
4.00%, 04/01/38 (Call 04/01/27)	400	402,798
4.00%, 04/01/42 (Call 04/01/27)	6,035	5,982,644
4.00%, 04/01/47 (Call 04/01/27)	1,500	1,469,747
4.00%, 04/01/49 (Call 04/01/27)	2,455	2,391,014
5.00%, 04/01/28	1,945	2,141,727
5.00%, 04/01/29	3,000	3,360,488
5.00%, 04/01/54 (Call 04/01/33)	5,000	5,484,312
VRDN,2.00%, 04/01/53 (Put 10/01/23)(b)	1,955	1,921,429
VRDN,2.13%, 04/01/53 (Put 10/01/24)(b)	1,200	1,164,356
VRDN,2.70%, 04/01/55 (Put 05/31/23)(b)	17,385	17,385,000
Series A, VRDN,2.95%, 04/01/47 (Put 10/01/25)(b)	725	708,060
Series B, VRDN,2.85%, 04/01/47 (Put 10/01/24)(b)	725	713,801
Series F-1, 5.00%, 04/01/56 (PR 04/01/27)	1,405	1,522,832
Series S-6, 5.00%, 10/01/54 (PR 10/01/24)	2,935	3,004,812
Series S-8, 3.00%, 04/01/54 (Call 10/01/29)	5,085	3,763,180
Series S-8, 5.00%, 04/01/56 (PR 10/01/29)	2,000	2,278,956
California Educational Facilities Authority RB
5.00%, 04/01/45 (Call 04/01/25)	1,000	1,018,533
5.00%, 09/01/45 (PR 09/01/25)	5,000	5,221,560
5.00%, 10/01/49 (PR 04/01/26)	250	264,174
5.25%, 04/01/40	4,650	5,602,569
Series A, 5.00%, 10/01/53 (Call 10/01/28)	1,120	1,154,301
Series T-1, 5.00%, 03/15/39	4,950	5,833,784
Series U-3, 5.00%, 06/01/43	2,090	2,451,924
Series U-6, 5.00%, 05/01/45	20,280	23,715,799
Series U-7, 5.00%, 06/01/46	2,650	3,101,332
Security	Par (000)	Value

California (continued)
Series V-1, 5.00%, 05/01/29	$500	$567,767
Series V-1, 5.00%, 05/01/49	7,260	8,502,760
California Infrastructure & Economic Development Bank RB
4.00%, 10/01/45 (Call 10/01/32)	5,000	4,986,308
5.00%, 10/01/23	100	100,565
5.00%, 10/01/26 (Call 04/01/26)	3,240	3,433,836
5.00%, 10/01/28	1,000	1,118,229
5.00%, 10/01/28 (Call 04/01/28)	545	603,760
5.00%, 05/15/42 (Call 05/15/28)	1,000	1,067,206
5.00%, 10/01/43 (Call 04/01/28)	2,000	2,141,329
5.00%, 10/01/47 (Call 10/01/32)	1,000	1,102,704
5.00%, 10/01/48 (Call 04/01/28)	125	132,913
5.00%, 08/01/49 (Call 08/01/29)	3,125	3,336,331
5.00%, 10/01/52 (Call 10/01/32)	8,000	8,763,611
Series A, 4.00%, 10/01/45 (PR 10/01/26)	500	517,553
Series A, 5.00%, 07/01/23 (ETM) (AGM)	250	250,367
Series A, 5.00%, 07/01/25 (ETM) (FGIC)	300	313,176
Series A, 5.00%, 07/01/29 (PR 01/01/28) (FGIC)	810	889,297
Series A, 5.00%, 07/01/33 (PR 01/01/28) (AMBAC)	1,370	1,517,096
Series A, 5.00%, 07/01/36 (PR 01/01/28) (AMBAC)	740	819,453
Series A, 5.00%, 10/01/41 (PR 10/01/26)	700	746,646
California Municipal Finance Authority RB
5.00%, 01/01/48 (PR 01/01/28)	1,000	1,098,277
Series A, 5.00%, 06/01/42 (Call 06/01/27)	500	525,284
California School Facilities Financing Authority RB, 0.00%, 08/01/49 (AGM)(a)	2,100	538,175
California State Public Works Board RB
4.00%, 11/01/41 (Call 11/01/31)	2,510	2,505,304
5.00%, 08/01/28	1,000	1,104,513
5.00%, 11/01/40 (Call 11/01/31)	1,000	1,110,456
5.00%, 11/01/46 (Call 11/01/31)	3,100	3,387,967
Series A, 5.00%, 09/01/25 (Call 09/01/24)	2,600	2,657,930
Series A, 5.00%, 09/01/26 (Call 09/01/24)	2,620	2,679,022
Series A, 5.00%, 09/01/28 (Call 09/01/24)	1,265	1,292,561
Series A, 5.00%, 09/01/29 (Call 09/01/24)	2,205	2,250,595
Series A, 5.00%, 09/01/32 (Call 09/01/24)	1,000	1,017,728
Series A, 5.00%, 09/01/34 (Call 09/01/24)	1,000	1,016,380
Series A, 5.00%, 03/01/38 (Call 06/01/23)	695	695,000
Series B, 5.00%, 10/01/23	180	181,077
Series B, 5.00%, 10/01/27	340	369,297
Series B, 5.00%, 10/01/29 (Call 10/01/27)	250	272,318
Series B, 5.00%, 10/01/39 (Call 10/01/24)	2,000	2,028,746
Series C, 5.00%, 11/01/27	1,100	1,196,909
Series C, 5.00%, 11/01/29	1,530	1,727,844
Series C, 5.00%, 11/01/34 (Call 11/01/26)	1,575	1,680,532
Series D, 5.00%, 06/01/25	350	362,417
Series D, 5.00%, 06/01/27 (Call 06/01/23)	340	340,000
Series E, 5.00%, 06/01/28 (Call 06/01/24)	895	895,000
Series F, 5.00%, 05/01/25	300	311,320
Series F, 5.00%, 05/01/28 (Call 05/01/25)	350	362,649
Series I, 5.00%, 11/01/25 (Call 11/01/23)	1,990	2,002,675
Series I, 5.00%, 11/01/38 (Call 11/01/23)	2,270	2,281,840
Series I, 5.25%, 11/01/27 (Call 11/01/23)	960	967,409
Series I, 5.50%, 11/01/31 (Call 11/01/23)	1,615	1,627,771
Series I, 5.50%, 11/01/33 (Call 11/01/23)	2,400	2,417,889
California State University RB
5.00%, 11/01/26	370	395,985
5.00%, 11/01/33 (Call 05/01/27)	1,325	1,431,120
Series A, 4.00%, 11/01/37 (Call 05/01/26)	2,455	2,472,616
Series A, 4.00%, 11/01/38 (Call 05/01/26)	2,005	2,009,022

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series A, 4.00%, 11/01/43 (Call 11/01/25)	$200	$197,000
Series A, 4.00%, 11/01/45 (Call 05/01/26)	935	913,614
Series A, 5.00%, 11/01/24 (PR 11/01/23)	1,575	1,586,072
Series A, 5.00%, 11/01/26 (PR 11/01/24)	400	409,786
Series A, 5.00%, 11/01/27 (Call 05/01/26)	1,385	1,470,835
Series A, 5.00%, 11/01/27 (PR 11/01/24)	400	410,062
Series A, 5.00%, 11/01/28 (PR 11/01/24)	3,370	3,452,449
Series A, 5.00%, 11/01/29 (Call 05/01/26)	1,020	1,086,646
Series A, 5.00%, 11/01/29 (PR 11/01/24)	1,425	1,459,867
Series A, 5.00%, 11/01/30 (Call 05/01/27)	520	563,122
Series A, 5.00%, 11/01/30 (PR 11/01/24)	505	517,363
Series A, 5.00%, 11/01/31 (Call 11/01/25)	2,500	2,618,277
Series A, 5.00%, 11/01/31 (Call 05/01/27)	500	541,389
Series A, 5.00%, 11/01/32 (Call 05/01/26)	1,500	1,596,112
Series A, 5.00%, 11/01/32 (PR 11/01/24)	2,000	2,050,300
Series A, 5.00%, 11/01/33 (Call 11/01/25)	500	522,470
Series A, 5.00%, 11/01/33 (PR 11/01/24)	1,500	1,537,725
Series A, 5.00%, 11/01/35 (Call 11/01/25)	2,780	2,907,214
Series A, 5.00%, 11/01/35 (Call 05/01/27)	450	484,734
Series A, 5.00%, 11/01/36 (Call 05/01/27)	485	520,133
Series A, 5.00%, 11/01/39 (Call 11/01/29)	1,515	1,662,182
Series A, 5.00%, 11/01/39 (PR 11/01/24)	500	512,233
Series A, 5.00%, 11/01/41 (Call 05/01/26)	650	678,995
Series A, 5.00%, 11/01/43 (Call 11/01/25)	1,665	1,726,963
Series A, 5.00%, 11/01/44 (PR 11/01/24)	13,290	13,615,149
Series A, 5.00%, 11/01/45 (Call 05/01/26)	760	790,690
Series A, 5.00%, 11/01/47 (Call 11/01/25)	1,300	1,344,773
Series A, 5.00%, 11/01/48 (Call 11/01/28)	3,550	3,792,250
Series B-3, VRDN,4.00%, 11/01/51 (Put 07/03/23)(b)	3,245	3,242,506
Series C, 4.00%, 11/01/45 (Call 11/01/30)	2,720	2,657,785
California Statewide Communities Development Authority RB, 5.00%, 05/15/40 (Call 05/15/26)	250	253,760
Campbell Union High School District GO, Series B, 4.00%, 08/01/38 (PR 08/01/26)	2,000	2,068,789
Cerritos Community College District GO
Series A, 4.00%, 08/01/44 (Call 08/01/24)	250	246,297
Series A, 5.00%, 08/01/39 (Call 08/01/24)	2,790	2,834,539
Series C, 3.00%, 08/01/44 (Call 08/01/29)	250	204,631
Series D, 0.00%, 08/01/26(a)	545	491,397
Chabot-Las Positas Community College District GO
4.00%, 08/01/33 (Call 08/01/26)	1,000	1,029,152
4.00%, 08/01/34 (Call 08/01/26)	1,000	1,023,556
Series 2016, 5.00%, 08/01/24 (PR 08/01/23)	115	115,310
Series 2016, 5.00%, 08/01/27 (PR 08/01/23)	500	501,346
Series 2016, 5.00%, 08/01/29 (PR 08/01/23)	1,500	1,504,037
Series 2016, 5.00%, 08/01/31 (PR 08/01/23)	2,800	2,807,536
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,290	1,279,431
Series A, 4.00%, 08/01/47 (Call 08/01/27)	1,000	969,743
Chaffey Community College District GO, 3.00%, 06/01/33 (Call 06/01/28)	1,800	1,719,387
Chaffey Joint Union High School District GO, Series B, 4.00%, 08/01/44 (Call 02/01/25)	500	492,593
Chino Basin Regional Financing Authority RB, Series B, 4.00%, 11/01/25 (Call 08/01/25)	3,790	3,854,325
City & County of San Francisco CA GO
5.00%, 06/15/26	500	531,527
5.00%, 06/15/27	500	543,331
Series R, 5.00%, 06/15/28	3,500	3,888,946
Series R1, 5.00%, 06/15/24 (Call 06/15/23)	175	175,178
Series R1, 5.00%, 06/15/25	1,315	1,370,610
Series R1, 5.00%, 06/15/26 (Call 06/15/23)	550	550,517
Security	Par (000)	Value

California (continued)
Series R1, 5.00%, 06/15/31 (Call 06/15/28)	$1,500	$1,672,798
City of Long Beach CA Harbor Revenue RB
Series A, 5.00%, 05/15/44 (Call 05/15/29)	2,000	2,149,336
Series C, 5.00%, 05/15/47 (Call 05/15/27)	1,500	1,576,232
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/42 (Call 06/01/27)	500	496,399
Series A, 5.00%, 06/01/35 (Call 06/01/23)	2,450	2,451,972
Series A, 5.00%, 06/01/43 (Call 06/21/23)	1,435	1,436,124
Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,068,210
Series A, 5.00%, 06/01/47 (Call 06/01/32)	2,590	2,862,723
Series A, 5.25%, 06/01/47 (Call 06/01/27)	1,000	1,060,599
Series B, 5.00%, 06/01/23	770	770,000
Series B, 5.00%, 06/01/27	3,850	4,173,932
Series C, 5.00%, 06/01/29	2,000	2,264,614
Series C, 5.00%, 06/01/30	2,000	2,305,003
Series C, 5.00%, 06/01/32	2,500	2,975,720
Series C, 5.00%, 06/01/45 (Call 06/01/25)	915	939,502
City of Los Angeles Department of Airports RB
5.00%, 05/15/25	360	373,136
5.00%, 05/15/25 (ETM)	140	145,443
5.00%, 05/15/28	280	309,849
5.00%, 05/15/48 (Call 05/15/29)	1,020	1,085,158
Series A, 5.00%, 05/15/26	1,000	1,059,028
Series A, 5.00%, 05/15/32 (Call 11/15/29)	1,070	1,220,796
Series A, 5.00%, 05/15/36 (Call 11/15/29)	5,330	5,965,407
Series A, 5.00%, 05/15/39 (Call 11/15/29)	4,430	4,889,846
Series A, 5.00%, 05/15/40 (Call 11/15/29)	1,425	1,567,844
Series B, 5.00%, 05/15/25	1,135	1,176,416
Series B, 5.00%, 05/15/32 (Call 05/15/30)	1,000	1,150,898
Series B, 5.00%, 05/15/35 (Call 05/15/31)	2,105	2,434,528
Series B, 5.00%, 05/15/42 (Call 05/15/27)	2,000	2,102,312
Series B, 5.00%, 05/15/45 (Call 05/15/31)	2,205	2,405,907
Series B, 5.00%, 05/15/48 (Call 05/15/31)	475	515,129
Series C, 5.00%, 05/15/38 (Call 05/15/25)	1,750	1,805,814
Series E, 5.00%, 05/15/44 (Call 11/15/28)	1,500	1,601,947
City of Riverside CA Electric Revenue RB
Series A, 5.00%, 10/01/36 (Call 04/01/29)	1,025	1,137,181
Series A, 5.00%, 10/01/48 (Call 04/01/29)	3,695	3,958,523
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/40 (Call 08/01/25)	500	517,015
City of Sacramento CA Transient Occupancy Tax Revenue RB, Series A, 5.00%, 06/01/43 (Call 06/01/28)	1,000	1,042,576
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/42 (PR 09/01/23)	2,380	2,389,501
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/30 (Call 11/01/26)	1,055	1,098,043
4.00%, 11/01/36 (Call 11/01/26)	2,500	2,530,789
5.00%, 11/01/25	455	476,563
5.00%, 11/01/25 (Call 05/01/25)	1,700	1,764,332
5.00%, 11/01/29 (Call 11/01/26)	1,405	1,510,910
5.00%, 11/01/31 (Call 11/01/26)	1,945	2,090,981
5.00%, 11/01/32 (Call 05/01/25)	1,000	1,038,270
5.00%, 11/01/32 (Call 11/01/26)	370	397,594
5.00%, 11/01/34 (Call 11/01/26)	1,740	1,864,782
5.00%, 11/01/42 (PR 11/01/24)	4,325	4,436,854
Series A, 5.00%, 11/01/33 (Call 11/01/26)	1,835	1,969,023
Series A, 5.00%, 11/01/50 (Call 11/01/30)	6,380	6,906,311
Series B, 5.00%, 11/01/50 (Call 11/01/27)	2,000	2,104,404
Series D, 5.00%, 11/01/33 (Call 11/01/27)	1,000	1,095,361

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of San Jose CA GO
Series A, 5.00%, 09/01/39 (Call 03/01/31)	$3,150	$3,509,621
Series A, 5.00%, 09/01/42 (Call 03/01/31)	6,075	6,701,600
Series A, 5.00%, 09/01/43 (Call 03/01/31)	2,000	2,203,316
Series A-1, 5.00%, 09/01/45 (Call 03/01/29)	2,650	2,856,842
Series C, 5.00%, 09/01/28	370	413,185
Clovis Unified School District GO
4.00%, 08/01/40 (PR 08/01/25)	115	117,151
Series D, 4.00%, 08/01/40 (Call 08/01/25)	135	133,798
Coast Community College District GO
0.00%, 08/01/34 (Call 08/01/25)(a)	500	316,990
5.00%, 08/01/29 (PR 08/15/25)	4,905	5,107,259
5.00%, 08/01/31 (Call 08/01/25)	2,335	2,431,284
5.00%, 08/01/36 (PR 08/01/27)	1,500	1,638,326
Series A, 4.00%, 08/01/38 (PR 08/01/23)	1,500	1,501,718
Series A, 5.00%, 08/01/24 (PR 08/01/23)	580	581,600
Series A, 5.00%, 08/01/38 (PR 08/01/23)	1,860	1,865,130
Series B, 0.00%, 08/01/27 (AGM)(a)	320	280,634
Series B, 0.00%, 08/01/28 (AGM)(a)	2,050	1,743,093
Series D, 4.00%, 08/01/42 (Call 08/01/27)	500	500,559
Series F, 0.00%, 08/01/43 (Call 08/01/29)(a)	1,000	409,687
Series F, 3.00%, 08/01/39 (Call 02/01/29)	2,520	2,199,500
Contra Costa Community College District GO
Series 2006, 5.00%, 08/01/38 (PR 08/01/23)	3,475	3,484,353
Series 2014-A, 4.00%, 08/01/39 (Call 08/01/24)	1,250	1,240,224
Contra Costa Water District RB
4.00%, 10/01/46 (Call 10/01/31)	3,440	3,396,428
Series W, 5.00%, 10/01/51 (Call 10/01/31)	5,775	6,355,560
Corona-Norco Unified School District GO, Series A, 5.00%, 08/01/40 (PR 08/01/25)	1,500	1,560,801
County of Sacramento CA Airport System Revenue RB
Series A, 5.00%, 07/01/41 (Call 07/01/26)	1,000	1,035,764
Series B, 5.00%, 07/01/38 (Call 07/01/28)	1,000	1,071,197
Series B, 5.00%, 07/01/41 (Call 07/01/26)	800	827,434
County of Santa Clara CA GO
Series B, 5.00%, 08/01/34 (Call 08/01/32)	5,890	7,019,453
Series C, 4.00%, 08/01/38 (Call 08/01/27)	750	760,338
Desert Community College District GO
4.00%, 08/01/39 (Call 08/01/27)	500	502,508
5.00%, 08/01/37 (PR 02/01/26)	1,000	1,054,402
Desert Sands Unified School District GO, Series 2014, 4.00%, 08/01/44 (Call 08/01/27)	1,000	984,188
East Bay Municipal Utility District Water System Revenue RB
5.00%, 06/01/24	425	432,705
Series A, 4.00%, 06/01/45 (Call 06/01/27)	1,000	995,883
Series A, 5.00%, 06/01/27 (Call 06/01/25)	1,005	1,046,020
Series A, 5.00%, 06/01/28 (Call 06/01/25)	250	260,451
Series A, 5.00%, 06/01/29 (Call 06/01/25)	300	312,954
Series A, 5.00%, 06/01/35 (Call 06/01/25)	540	560,928
Series A, 5.00%, 06/01/37 (Call 06/01/32)	2,000	2,299,134
Series A, 5.00%, 06/01/42 (Call 06/01/27)	1,075	1,140,040
Series A, 5.00%, 06/01/45 (Call 06/01/27)	1,000	1,057,092
Series B, 5.00%, 06/01/23	1,510	1,510,000
Series B, 5.00%, 06/01/24	850	865,411
Series B, 5.00%, 06/01/25	325	337,553
Series B, 5.00%, 06/01/29 (Call 06/01/27)	2,200	2,401,599
Series B, 5.00%, 06/01/33 (Call 06/01/27)	1,000	1,091,560
Eastern Municipal Water District Financing Authority RB
Series A, 4.00%, 07/01/38 (Call 07/01/30)	2,310	2,347,114
Series A, 5.00%, 07/01/36 (Call 07/01/30)	3,000	3,400,090
Security	Par (000)	Value

California (continued)
Series D, 5.00%, 07/01/47 (Call 07/01/27)	$1,000	$1,057,784
El Camino Community College District Foundation (The) GO
0.00%, 08/01/29(a)	2,110	1,740,748
Series A, 4.00%, 08/01/45 (Call 08/01/26)	500	495,737
Series C, 0.00%, 08/01/32(a)	700	515,294
Series C, 0.00%, 08/01/33(a)	125	88,409
Series C, 0.00%, 08/01/34(a)	2,050	1,398,787
El Dorado Irrigation District RB, Series A, 5.00%, 03/01/34 (PR 03/01/24) (AGM)	250	253,165
El Monte Union High School District GO, Series B, 4.00%, 06/01/46 (Call 06/01/27)	3,950	3,849,776
Elk Grove Unified School District GO, Series 2016, 4.00%, 08/01/46 (Call 08/01/26)	2,855	2,780,389
Escondido Union High School District GO
0.00%, 08/01/37 (AGC)(a)	190	108,006
Series C, 0.00%, 08/01/46(a)	985	339,043
Series C, 0.00%, 08/01/51(a)	1,155	318,260
Foothill-De Anza Community College District GO
0.00%, 08/01/36(a)	950	593,887
4.00%, 08/01/40 (Call 08/01/26)	3,985	3,998,435
Series A, 3.00%, 08/01/40 (Call 08/01/31)	5,160	4,439,928
Foothill-Eastern Transportation Corridor Agency RB
0.00%, 01/15/33(a)	750	510,932
0.00%, 01/15/34 (AGM)(a)	3,500	2,355,787
0.00%, 01/15/35 (AGM)(a)	300	193,058
Series A, 0.00%, 01/01/25 (ETM)(a)	880	834,489
Series A, 0.00%, 01/01/26 (ETM)(a)	1,165	1,071,583
Series A, 0.00%, 01/01/28 (ETM)(a)	440	382,621
Series A, 0.00%, 01/01/29 (ETM)(a)	500	423,410
Series A, 0.00%, 01/01/30 (ETM)
(AGC-ICC, AGM-CR)(a)	320	263,558
Series A, 0.00%, 01/15/36 (AGM)(a)	1,490	909,438
Series A, 0.00%, 01/15/37 (AGM)(a)	3,000	1,726,879
Series A, 4.00%, 01/15/46 (Call 01/15/31)	19,000	17,957,960
Series A, 5.00%, 01/15/42 (Call 01/15/24) (AGM)	3,000	3,016,587
Series A, 6.00%, 01/15/49 (PR 01/15/24)	2,445	2,486,978
Series A, 6.00%, 01/15/53 (PR 01/15/24)	3,745	3,809,298
Series B-1, VRDN,3.95%, 01/15/53 (Put 07/15/27)(b)	1,200	1,090,926
Fremont Unified School District/Alameda County CA GO, Series A, 4.00%, 08/01/46 (PR 08/01/24)	1,080	1,090,336
Fremont Union High School District GO
4.00%, 08/01/40 (Call 08/01/24)	1,950	1,939,300
4.00%, 08/01/48 (Call 08/01/31)	4,335	4,293,541
Series A, 3.00%, 08/01/40 (Call 08/01/29)	4,000	3,441,805
Series A, 4.00%, 08/01/46 (Call 08/01/27)	10,405	10,304,566
Series A, 5.00%, 08/01/44 (Call 08/01/27)	1,000	1,062,583
Glendale Community College District/CA GO, 4.00%, 08/01/50 (Call 08/01/29)	8,085	7,766,504
Glendale Unified School District/CA GO, Series B, 4.00%, 09/01/41 (PR 09/01/25)	350	357,649
Grossmont Union High School District GO, Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	140	134,258
Grossmont-Cuyamaca Community College District GO, Series B, 4.00%, 08/01/47 (Call 08/01/28)	1,000	969,743
Hayward Area Recreation & Park District GO, Series A, 4.00%, 08/01/46 (Call 08/01/27)	1,000	991,831
Hayward Unified School District GO
5.00%, 08/01/38 (PR 08/01/24)	6,000	6,121,958
Series A, 4.00%, 08/01/48 (Call 08/01/28) (BAM)	1,000	968,258
Hillsborough City School District GO
0.00%, 09/01/30(a)	4,995	3,943,046

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
0.00%, 09/01/31(a)	$5,075	$3,883,888
Imperial Irrigation District Electric System Revenue RB, Series B-1, 5.00%, 11/01/46 (Call 11/01/26)	500	520,742
Irvine Ranch Water District SA, 5.25%, 02/01/46 (Call 08/01/26)	1,000	1,051,798
Lodi Unified School District/CA GO, 3.00%, 08/01/43 (Call 08/01/27)	5,465	4,443,155
Long Beach Community College District GO
Series B, 0.00%, 08/01/49 (Call 08/01/42)(a)	250	166,196
Series C, 4.00%, 08/01/45 (Call 08/01/28)	400	390,704
Series C, 4.00%, 08/01/49 (Call 08/01/28)	300	289,493
Long Beach Unified School District GO
3.00%, 08/01/47 (Call 08/01/29)	1,605	1,244,000
4.00%, 08/01/48 (Call 08/01/33)	3,910	3,845,574
5.00%, 08/01/25	3,200	3,334,491
5.00%, 08/01/44 (Call 08/01/33)	1,015	1,141,905
Series B, 3.00%, 08/01/48 (Call 08/01/29)	3,150	2,413,762
Series B, 3.00%, 08/01/50 (Call 08/01/29)	7,320	5,524,937
Series B, 4.00%, 08/01/45 (Call 08/01/29)	500	493,372
Series D-1, 0.00%, 08/01/33 (Call 02/01/25)(a)	1,750	1,156,574
Series D-1, 0.00%, 08/01/39 (Call 02/01/25)(a)	200	98,538
Los Angeles Community College District/CA GO
Series A, 4.00%, 08/01/32 (PR 08/01/24)	1,100	1,111,786
Series A, 4.00%, 08/01/33 (PR 08/01/24)	4,000	4,042,858
Series A, 5.00%, 08/01/23	985	987,684
Series A, 5.00%, 08/01/25 (PR 08/01/24)	1,260	1,287,790
Series A, 5.00%, 08/01/27 (PR 08/01/24)	235	240,183
Series A, 5.00%, 08/01/28 (PR 08/01/24)	470	480,366
Series A, 5.00%, 08/01/29 (PR 08/01/24)	4,540	4,640,133
Series A, 5.00%, 08/01/30 (PR 08/01/24)	4,765	4,870,096
Series A, 5.00%, 08/01/31 (PR 08/01/24)	525	536,579
Series C, 5.00%, 08/01/25	345	359,500
Series C, 5.00%, 06/01/26	2,395	2,542,439
Series J, 4.00%, 08/01/41 (Call 08/01/27)	3,445	3,445,038
Series K, 3.00%, 08/01/39 (Call 08/01/26)	855	746,259
Series K, 4.00%, 08/01/34 (Call 08/01/26)	1,050	1,083,649
Series K, 4.00%, 08/01/36 (Call 08/01/26)	2,435	2,481,869
Series K, 4.00%, 08/01/38 (Call 08/01/26)	1,460	1,474,244
Series K, 4.00%, 08/01/39 (Call 08/01/26)	2,240	2,245,445
Los Angeles County CA, 4.00%, 06/30/23	1,170	1,170,879
Los Angeles County Facilities Inc. RB
Series A, 4.00%, 12/01/48 (Call 12/01/28)	500	489,751
Series A, 5.00%, 12/01/43 (Call 12/01/28)	1,000	1,069,762
Los Angeles County Metropolitan Transportation Authority RB
Series A, 4.00%, 06/01/37 (Call 06/01/30)	1,250	1,281,245
Series A, 5.00%, 06/01/24	1,000	1,017,933
Series A, 5.00%, 06/01/25	4,050	4,202,440
Series A, 5.00%, 06/01/27	310	335,838
Series A, 5.00%, 06/01/28	1,135	1,258,280
Series A, 5.00%, 07/01/28 (Call 07/01/27)	250	272,510
Series A, 5.00%, 06/01/30	3,950	4,551,345
Series A, 5.00%, 06/01/31 (Call 06/01/30)	2,000	2,304,279
Series A, 5.00%, 06/01/32 (Call 06/01/30)	2,500	2,875,912
Series A, 5.00%, 07/01/32 (Call 07/01/23)	295	295,361
Series A, 5.00%, 06/01/33 (Call 06/01/30)	3,010	3,460,145
Series A, 5.00%, 06/01/33 (Call 06/01/31)	2,020	2,364,078
Series A, 5.00%, 06/01/34 (Call 06/01/27)	1,000	1,086,602
Series A, 5.00%, 07/01/37 (Call 07/01/27)	1,000	1,073,502
Series A, 5.00%, 07/01/38 (Call 07/01/27)	1,390	1,487,755
Series A, 5.00%, 07/01/39 (Call 07/01/27)	2,890	3,086,746
Security	Par (000)	Value

California (continued)
Series A, 5.00%, 07/01/39 (Call 07/01/31)	$1,500	$1,689,042
Series A, 5.00%, 07/01/40 (Call 07/01/27)	2,175	2,318,080
Series A, 5.00%, 07/01/42 (Call 07/01/27)	2,400	2,548,906
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB
5.00%, 07/01/30	2,000	2,308,328
5.00%, 07/01/32	2,000	2,381,704
5.00%, 07/01/33	500	604,395
5.00%, 07/01/34 (Call 07/01/33)	2,000	2,423,127
Los Angeles County Public Works Financing Authority RB
4.00%, 12/01/46 (Call 12/01/31)	2,000	1,974,648
Series A, 5.00%, 12/01/39 (Call 12/01/24)	500	510,253
Series D, 4.00%, 12/01/40 (Call 12/01/25)	1,895	1,877,506
Series D, 5.00%, 12/01/45 (Call 12/01/25)	535	553,792
Series E-1, 5.00%, 12/01/44 (Call 12/01/29)	1,000	1,083,168
Los Angeles County Sanitation Districts Financing Authority RB
Series A, 4.00%, 10/01/42 (Call 10/01/26)	4,275	4,161,453
Series A, 5.00%, 10/01/34 (Call 10/01/25)	500	521,959
Los Angeles Department of Water & Power Power System Revenue RB
Series A, 5.00%, 07/01/28 (Call 01/01/28)	975	1,073,355
Series A, 5.00%, 07/01/30 (Call 01/01/25)	1,000	1,033,107
Series A, 5.00%, 07/01/32 (Call 01/01/25)	855	882,604
Series A, 5.00%, 07/01/45 (Call 01/01/29)	1,510	1,620,047
Series B, 5.00%, 07/01/23	195	195,231
Series B, 5.00%, 07/01/25 (Call 06/01/25)	1,495	1,552,524
Series B, 5.00%, 07/01/31 (Call 07/01/24)	955	956,129
Series B, 5.00%, 07/01/32 (Call 01/01/29)	1,760	1,970,888
Series C, 5.00%, 07/01/23	100	100,128
Series C, 5.00%, 07/01/49 (Call 07/01/29)	2,455	2,635,627
Los Angeles Department of Water & Power RB
5.00%, 07/01/40 (Call 01/01/32)	2,000	2,229,390
5.00%, 07/01/42 (Call 01/01/32)	4,665	5,161,642
5.00%, 07/01/51 (Call 07/01/31)	2,575	2,797,098
Series A, 5.00%, 07/01/26	3,635	3,864,560
Series B, 5.00%, 07/01/39 (Call 07/01/30)	2,350	2,582,280
Series B, 5.00%, 07/01/40 (Call 07/01/30)	1,500	1,645,478
Series D, 5.00%, 07/01/32 (Call 07/01/29)	1,000	1,129,718
Series D, 5.00%, 07/01/37 (Call 07/01/29)	3,865	4,271,475
Series D, 5.00%, 07/01/49 (Call 07/01/29)	1,500	1,610,363
Los Angeles Department of Water & Power System Revenue RB
Series A, 5.00%, 07/01/34 (Call 01/01/25)	625	645,998
Series A, 5.00%, 07/01/42 (Call 01/01/27)	695	731,945
Series B, 5.00%, 07/01/26 (Call 06/01/26)	2,000	2,123,076
Series B, 5.00%, 07/01/28 (Call 07/01/24)	1,000	1,001,182
Los Angeles Department of Water & Power Water System Revenue
5.00%, 07/01/49 (Call 07/01/33)	1,000	1,106,781
5.25%, 07/01/53 (Call 07/01/33)	1,000	1,127,710
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/25	2,000	2,081,664
5.00%, 07/01/34 (Call 07/01/33)	1,000	1,203,692
5.00%, 07/01/35 (Call 01/01/26)	2,830	2,974,001
5.00%, 07/01/40 (Call 07/01/32)	5,350	6,011,892
5.00%, 07/01/42 (Call 01/01/32)	1,255	1,392,529
5.00%, 07/01/42 (Call 07/01/32)	5,165	5,759,070
5.00%, 07/01/47 (Call 07/01/32)	4,000	4,411,352
5.00%, 07/01/52 (Call 01/01/32)	1,000	1,091,264

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 07/01/52 (Call 07/01/32)	$12,000	$13,148,881
Series A, 5.00%, 07/01/38 (Call 01/01/26)	1,330	1,387,159
Series A, 5.00%, 07/01/41 (Call 01/01/27)	2,000	2,112,598
Series A, 5.00%, 07/01/44 (Call 01/01/27)	2,000	2,105,236
Series A, 5.00%, 07/01/46 (Call 01/01/26)	5,000	5,174,080
Series A, 5.00%, 07/01/48 (Call 01/01/28)	1,000	1,058,139
Series A, 5.00%, 07/01/50 (Call 07/01/30)	1,000	1,080,541
Series A-1, VRDN,3.09%, 07/01/49 (Put 06/01/23)(b)	4,000	4,000,000
Series B, 4.00%, 07/01/27	415	433,618
Series B, 5.00%, 07/01/23	290	290,355
Series B, 5.00%, 01/01/24 (Call 12/01/23)	330	332,789
Series B, 5.00%, 07/01/24 (Call 07/03/23)	2,415	2,417,954
Series B, 5.00%, 07/01/27 (Call 07/03/23)	520	520,636
Series B, 5.00%, 07/01/28 (Call 07/03/23)	585	585,716
Series B, 5.00%, 07/01/30 (Call 07/01/23)	8,000	8,009,786
Series B, 5.00%, 07/01/33 (Call 07/01/23)	500	500,612
Series B, 5.00%, 07/01/43 (Call 07/01/28)	2,425	2,596,362
Series B, 5.00%, 07/01/46 (Call 01/01/26)	250	258,704
Series B, 5.00%, 07/01/48 (Call 07/01/28)	4,025	4,282,318
Series C, 5.00%, 07/01/25 (Call 07/01/24)	3,930	4,013,872
Series C, 5.00%, 07/01/36 (Call 07/01/30)	2,500	2,831,698
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/28 (Call 01/01/25)	1,290	1,333,013
Series A, 5.00%, 07/01/46 (Call 01/01/26)	1,000	1,033,818
Series A, 5.00%, 07/01/47 (Call 01/01/27)	1,000	1,049,753
Series B, 5.00%, 07/01/29 (Call 07/01/24)	585	585,692
Series B, 5.00%, 07/01/30 (Call 07/01/23)	500	500,591
Series B, 5.00%, 07/01/42 (Call 01/01/26)	2,230	2,312,377
Series B, 5.00%, 07/01/43 (Call 01/01/24)	940	946,861
Series C, 5.00%, 07/01/26 (Call 07/01/24)	2,000	2,041,181
Series C, 5.00%, 07/01/47 (Call 07/01/27)	1,000	1,056,224
Series D, 5.00%, 07/01/35 (Call 07/01/24)	1,550	1,578,101
Series D, 5.00%, 07/01/39 (Call 07/01/24)	3,700	3,754,465
Series D, 5.00%, 07/01/44 (Call 07/01/24)	500	506,670
Series E, 5.00%, 07/01/44 (Call 07/01/24)	500	506,670
Los Angeles Unified School District/CA GO
4.00%, 07/01/32 (Call 01/01/31)	440	476,992
5.00%, 07/01/23	2,000	2,002,676
5.00%, 07/01/25	2,000	2,082,487
5.00%, 07/01/26	750	798,277
5.00%, 07/01/27	1,250	1,360,661
5.00%, 07/01/28	645	715,735
5.00%, 07/01/28 (Call 07/01/24)	1,155	1,176,187
5.00%, 07/01/29	1,000	1,132,286
5.00%, 07/01/36 (Call 01/01/33)	1,000	1,160,708
5.00%, 07/01/39 (Call 01/01/33)	1,405	1,596,557
5.25%, 07/01/47 (Call 01/01/33)	750	844,429
Series A, 5.00%, 07/01/23	625	625,836
Series A, 5.00%, 07/01/24	7,000	7,138,136
Series A, 5.00%, 07/01/25	5,270	5,487,352
Series A, 5.00%, 07/01/26	6,125	6,519,264
Series A, 5.00%, 07/01/27	4,670	5,083,429
Series A, 5.00%, 07/01/28	2,785	3,090,423
Series A, 5.00%, 07/01/29	1,850	2,094,728
Series A, 5.00%, 07/01/29 (Call 07/01/25)	1,000	1,044,325
Series A, 5.00%, 07/01/31 (Call 07/01/29)	1,000	1,130,041
Series A, 5.00%, 07/01/40 (Call 07/01/25)	4,000	4,130,304
Series B, 5.00%, 07/01/30 (Call 07/01/26)	1,000	1,068,396
Series B1, 5.00%, 07/01/28 (Call 01/01/28)	1,455	1,599,798
Series B-1, 4.00%, 07/01/24	740	746,804
Security	Par (000)	Value

California (continued)
Series B-1, 5.00%, 07/01/30 (Call 01/01/28)	$505	$554,911
Series B-1, 5.00%, 07/01/31 (Call 01/01/28)	500	549,485
Series B-1, 5.00%, 07/01/33 (Call 01/01/28)	2,000	2,188,912
Series B-1, 5.00%, 07/01/37 (Call 01/01/28)	1,000	1,077,465
Series B-1, 5.25%, 07/01/42 (Call 01/01/28)	3,075	3,323,891
Series C, 3.00%, 07/01/38 (Call 07/01/30)	1,000	871,205
Series C, 4.00%, 07/01/31 (Call 07/01/30)	1,000	1,084,524
Series C, 4.00%, 07/01/39 (Call 07/01/30)	2,620	2,639,359
Series C, 4.00%, 07/01/44 (Call 07/01/30)	8,695	8,633,743
Series C, 5.00%, 07/01/24	1,000	1,019,734
Series C, 5.00%, 07/01/26 (Call 07/01/24)	460	468,831
Series C, 5.00%, 07/01/27 (Call 07/01/24)	1,800	1,833,018
Series C, 5.00%, 07/01/30 (Call 07/01/24)	750	763,037
Series RYQ, 4.00%, 07/01/37 (Call 07/01/30)	3,500	3,588,584
Series RYQ, 4.00%, 07/01/40 (Call 07/01/30)	200	200,666
Series RYQ, 5.00%, 07/01/28	1,145	1,270,569
Los Rios Community College District GO, Series E, 3.00%, 08/01/24	600	595,918
Manhattan Beach Unified School District GO, 4.00%, 09/01/46 (Call 09/01/28)	5,000	4,936,778
Marin Community College District GO, Series B, 4.00%, 08/01/40 (PR 02/15/27)	2,400	2,504,074
Mendocino-Lake Community College District GO
0.00%, 08/01/51 (PR 08/01/25) (BAM)(a)	7,000	1,691,122
Series B, 0.00%, 08/01/51 (AGM)(a)	250	64,870
Menlo Park City School District GO, Series 2006, 0.00%, 07/01/44 (Call 07/01/32)(a)	435	403,938
Mesa Water District COP, 5.00%, 03/15/50 (Call 03/15/30)	4,380	4,711,570
Metropolitan Water District of Southern California RB
5.00%, 10/01/27	175	191,798
5.00%, 10/01/29	2,000	2,290,262
5.00%, 10/01/31	2,000	2,368,482
5.00%, 10/01/33 (Call 10/01/32)	1,000	1,198,612
5.00%, 07/01/37 (Call 01/01/29)	1,000	1,103,169
5.00%, 07/01/38 (Call 01/01/29)	655	719,393
5.00%, 10/01/39 (Call 04/01/31)	1,680	1,892,124
Series A, 2.50%, 07/01/26	230	222,845
Series A, 5.00%, 07/01/25	125	130,001
Series A, 5.00%, 07/01/26	1,000	1,062,849
Series A, 5.00%, 07/01/27	790	858,345
Series A, 5.00%, 07/01/30 (PR 01/01/26)	1,000	1,053,477
Series A, 5.00%, 07/01/31 (Call 01/01/29)	1,100	1,243,090
Series A, 5.00%, 07/01/34 (Call 01/01/29)	2,020	2,279,190
Series A, 5.00%, 07/01/40 (PR 07/01/25)	1,525	1,587,582
Series A, 5.00%, 10/01/49 (Call 10/01/29)	7,915	8,569,692
Series B, 5.00%, 08/01/24 (Call 07/01/24)	1,080	1,101,810
Series C, 5.00%, 10/01/27	980	1,074,070
Miracosta Community College District GO, Series B, 4.00%, 08/01/45 (Call 08/01/30)	3,000	2,974,422
Moreno Valley Unified School District/CA GO, 5.00%, 08/01/44 (PR 08/01/25) (AGM)	10,000	10,416,010
Mount Diablo Unified School District/CA GO, Series A, 5.75%, 08/01/35 (Call 08/01/25) (AGM)	400	422,797
Mount San Antonio Community College District GO
Series A, 0.00%, 08/01/28 (Call 02/01/28)(a)	1,000	1,096,857
Series A, 0.00%, 08/01/43 (Call 08/01/35)(a)	2,235	2,025,414
Series A, 4.00%, 08/01/49 (Call 08/01/29)	8,750	8,541,770
Mountain View-Whisman School District GO, Series B, 4.00%, 09/01/42 (PR 09/01/26)	250	258,887
Municipal Improvement Corp. of Los Angeles RB Series B, 5.00%, 11/01/29 (Call 11/01/26)	1,340	1,442,827

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series B, 5.00%, 11/01/30 (Call 11/01/26)	$500	$536,746
Series B, 5.00%, 11/01/32 (Call 11/01/26)	1,055	1,131,898
Newport Mesa Unified School District GO
0.00%, 08/01/35(a)	2,000	1,293,820
0.00%, 08/01/44 (Call 08/01/27)(a)	1,000	394,130
Series 2005, 0.00%, 08/01/34(a)	1,715	1,163,802
Series 2005, 0.00%, 08/01/36(a)	2,625	1,607,412
Series 2005, 0.00%, 08/01/38(a)	500	274,385
Series 2007, 0.00%, 08/01/23 (NPFGC)(a)	1,050	1,044,380
Norman Y Mineta San Jose International Airport SJC RB, Series B, 5.00%, 03/01/47 (Call 03/01/27)	2,000	2,068,953
North Orange County Community College District/CA GO
4.00%, 08/01/43 (Call 08/01/32)	2,100	2,111,087
4.00%, 08/01/44 (Call 08/01/32)	2,625	2,619,268
Series B, 4.00%, 08/01/44 (Call 08/01/29)	6,500	6,412,765
Ohlone Community College District GO, Series C, 4.00%, 08/01/45 (Call 08/01/26)	1,250	1,239,342
Orange County Local Transportation Authority RB
5.00%, 02/15/25	1,110	1,145,635
5.00%, 02/15/30 (Call 02/15/29)	500	564,390
5.00%, 02/15/41 (Call 02/15/29)	1,500	1,625,125
Orange County Sanitation District COP, 5.00%, 02/01/33 (Call 02/01/31)	1,000	1,168,727
Orange County Sanitation District RB, 5.00%, 02/01/26	2,000	2,110,385
Orange County Water District COP, Series A, 2.00%, 08/15/23 (Call 06/21/23)	1,090	1,085,757
Orange County Water District RB
Series A, 4.00%, 08/15/41 (Call 02/15/27)	1,255	1,258,432
Series C, 5.00%, 08/15/25	175	182,734
Palomar Community College District, 5.00%, 08/01/44 (PR 08/01/25)	5,000	5,218,697
Palomar Community College District GO
4.00%, 08/01/45 (Call 08/01/27)	1,615	1,577,469
Series C, 4.00%, 08/01/40 (PR 08/01/25)	250	255,730
Series D, 4.00%, 08/01/46 (Call 08/01/27)	1,070	1,042,037
Peninsula Corridor Joint Powers Board/CA RB, 5.00%, 06/01/47 (Call 06/01/31)	2,025	2,206,042
Placentia-Yorba Linda Unified School District GO
Series D, 0.00%, 08/01/40(a)	500	243,419
Series D, 0.00%, 08/01/42(a)	200	87,646
Series D, 0.00%, 08/01/46(a)	1,300	453,075
Port of Los Angeles RB
Series B, 5.00%, 08/01/26	2,010	2,138,886
Series B, 5.00%, 08/01/44 (Call 08/01/24)	1,100	1,110,267
Series C, 4.00%, 08/01/39 (Call 08/01/26)	1,000	1,001,805
Poway Unified School District GO
0.00%, 08/01/27(a)	2,500	2,184,560
0.00%, 08/01/33(a)	250	174,441
0.00%, 08/01/35(a)	500	319,437
0.00%, 08/01/36(a)	1,000	603,567
0.00%, 08/01/38(a)	755	407,449
0.00%, 08/01/46(a)	4,445	1,510,845
Series A, 0.00%, 08/01/31(a)	790	599,444
Series A, 0.00%, 08/01/32(a)	450	327,289
Series B, 0.00%, 08/01/34(a)	7,165	4,810,380
Rio Hondo Community College District/CA GO, Series C, 0.00%, 08/01/42 (Call 08/01/34)(a)	4,170	4,884,739
Riverside County Public Financing Authority RB, Series B, 5.25%, 11/01/45 (PR 11/01/25)	500	526,467
Riverside County Transportation Commission RB 4.00%, 06/01/38 (Call 06/01/31)	2,965	2,867,675
Security	Par (000)	Value

California (continued)
5.00%, 06/01/25	$420	$435,891
Series A, 5.00%, 06/01/39 (Call 06/01/27)	410	434,701
Series A, 5.25%, 06/01/39 (PR 06/01/23)	1,480	1,480,000
Series A, 5.75%, 06/01/48 (PR 06/01/23)	1,000	1,000,000
Series B, 0.00%, 06/01/41(a)	2,500	1,029,942
Series B, 5.00%, 06/01/24	685	697,216
Series B, 5.00%, 06/01/32 (Call 12/01/27)	310	339,551
Series B, 5.00%, 06/01/37 (Call 12/01/27)	1,020	1,097,501
Series B, 5.00%, 06/01/38 (Call 12/01/27)	1,520	1,627,228
Series B, 5.00%, 06/01/39 (Call 12/01/27)	1,000	1,067,231
Series B1, 3.00%, 06/01/49 (Call 06/01/31)	2,000	1,440,185
Series B1, 4.00%, 06/01/37 (Call 06/01/31)	2,384	2,333,016
Series B1, 4.00%, 06/01/39 (Call 06/01/31)	4,025	3,861,097
Series B1, 4.00%, 06/01/40 (Call 06/01/31)	1,100	1,044,648
Series B1, 4.00%, 06/01/46 (Call 06/01/31)	6,020	5,515,155
Riverside County Transportation Commission Sales Tax Revenue RB
5.00%, 06/01/30 (Call 12/01/27)	2,500	2,746,197
Series B, 5.00%, 06/01/29 (Call 12/01/27)	1,500	1,648,995
Riverside Unified School District GO, Series B, 4.00%, 08/01/42 (Call 08/01/27)	1,000	991,807
Sacramento Area Flood Control Agency SA, Series A, 5.00%, 10/01/47 (Call 10/01/26)	1,000	1,040,069
Sacramento City Financing Authority RB, Series E, 5.25%, 12/01/30 (AMBAC)	650	735,576
Sacramento County Sanitation Districts Financing Authority RB
5.00%, 12/01/33 (Call 12/01/31)	1,270	1,500,276
Series A, 5.00%, 12/01/27	750	823,185
Series A, 5.00%, 12/01/41 (Call 12/01/30)	2,520	2,778,102
Series A, 5.00%, 12/01/44 (Call 06/01/24)	1,000	1,008,326
Series A, 5.00%, 12/01/50 (Call 12/01/30)	4,105	4,455,462
Sacramento Municipal Utility District RB
5.00%, 08/15/26	265	282,480
5.00%, 08/15/27 (Call 08/15/23)	4,905	4,919,030
Series A, 5.00%, 08/15/41 (Call 08/15/23)	3,100	3,105,504
Series A, VRDN,5.00%, 08/15/49 (Put 06/21/23)(b)	3,245	3,247,105
Series B, VRDN,5.00%, 08/15/49 (Put 04/18/25)(b)	1,635	1,680,044
Series E, 5.00%, 08/15/23	450	451,536
Series E, 5.00%, 08/15/24	505	516,119
Series G, 5.00%, 08/15/30 (Call 08/15/29)	1,000	1,138,408
Series H, 4.00%, 08/15/45 (Call 08/15/30)	3,375	3,344,286
Series H, 5.00%, 08/15/50 (Call 08/15/30)	3,340	3,619,579
Series I, 5.00%, 08/15/27	1,000	1,090,284
Series K, 5.25%, 07/01/24 (AMBAC)	130	131,641
San Bernardino Community College District GO, Series A, 4.00%, 08/01/44 (Call 08/01/27)	500	524,305
San Diego Association of Governments RB
5.00%, 11/15/24 (Call 11/15/23)	1,500	1,512,219
5.00%, 11/15/26 (Call 11/15/25)	2,350	2,458,489
San Diego Association of Governments South Bay
Expressway Revenue RB, Series A, 5.00%, 07/01/42 (Call 07/01/27)	3,000	3,124,497
San Diego Community College District GO
4.00%, 08/01/32 (PR 08/01/26)	500	518,118
4.00%, 08/01/41 (PR 08/01/26)	3,500	3,626,828
5.00%, 08/01/24	500	510,048
5.00%, 08/01/27 (Call 08/01/26)	555	592,127
5.00%, 08/01/28 (Call 08/01/26)	1,450	1,550,401
5.00%, 08/01/30 (PR 08/01/26)	650	693,101
5.00%, 08/01/31 (PR 08/01/26)	2,035	2,169,939

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 08/01/41 (PR 08/01/26)	$2,000	$2,132,618
Series 2002, 5.00%, 08/01/30 (PR 08/01/23)	250	250,673
Series 2006, 5.00%, 08/01/43 (PR 08/01/23)	4,995	5,008,444
San Diego County Regional Airport Authority RB
Series A, 4.00%, 07/01/46 (Call 07/01/31)	2,000	1,900,185
Series A, 5.00%, 07/01/35 (Call 07/01/29)	1,500	1,657,057
Series A, 5.00%, 07/01/39 (Call 07/01/29)	2,000	2,162,282
Series A, 5.00%, 07/01/42 (Call 07/01/27)	1,000	1,044,570
Series A, 5.00%, 07/01/43 (PR 07/01/23)	310	310,405
Series A, 5.00%, 07/01/44 (Call 07/01/29)	400	424,601
Series A, 5.00%, 07/01/49 (Call 07/01/29)	400	420,514
Series A, 5.00%, 07/01/51 (Call 07/01/31)	2,000	2,132,282
Series A, 5.00%, 07/01/56 (Call 07/01/31)	2,000	2,122,848
San Diego County Regional Transportation Commission RB
Series A, 4.00%, 04/01/48 (Call 04/01/30)	2,500	2,460,871
Series A, 5.00%, 04/01/41 (Call 04/01/26)	2,000	2,092,808
Series A, 5.00%, 04/01/48 (Call 04/01/26)	2,115	2,201,382
Series A, 5.00%, 04/01/48 (PR 04/01/24)	2,710	2,751,303
Series B, 5.00%, 04/01/48 (Call 04/01/31)	4,380	4,751,173
San Diego County Water Authority RB
Series A, 5.00%, 05/01/47 (Call 05/01/32)	2,000	2,208,880
Series A, 5.00%, 05/01/52 (Call 05/01/32)	1,570	1,721,723
Series B, 4.00%, 05/01/38 (Call 05/01/31)	2,500	2,596,352
Series S1, 5.00%, 05/01/28 (Call 03/15/28)	4,730	5,210,599
San Diego Public Facilities Financing Authority RB
4.00%, 08/01/52 (Call 08/01/33)	1,730	1,661,969
5.00%, 05/15/24	570	579,738
5.00%, 05/15/25	1,000	1,038,032
5.25%, 08/01/48 (Call 08/01/33)	2,310	2,619,125
Series A, 5.00%, 05/15/29 (Call 05/15/26)	500	534,245
Series A, 5.00%, 08/01/43 (Call 08/01/28)	500	534,389
Series A, 5.00%, 10/15/44 (Call 10/15/25)	1,000	1,034,357
Series B, 5.00%, 08/01/23	165	165,433
Series B, 5.00%, 08/01/24	1,000	1,020,442
Series B, 5.00%, 08/01/25	255	265,881
Series B, 5.00%, 08/01/27 (Call 08/01/26)	1,500	1,599,874
San Diego Unified School District/CA GO
3.00%, 07/01/37 (Call 07/01/30)	2,400	2,129,034
4.00%, 07/01/51 (Call 07/01/31)	2,300	2,243,337
5.00%, 07/01/31 (PR 07/01/23)	8,985	8,996,729
6.00%, 07/01/33 (PR 07/01/24)	3,000	3,090,495
Series C, 0.00%, 07/01/30(a)	840	668,694
Series C, 0.00%, 07/01/35(a)	300	196,565
Series C, 0.00%, 07/01/36(a)	1,240	764,810
Series C, 0.00%, 07/01/38(a)	1,930	1,062,099
Series C, 0.00%, 07/01/39(a)	1,100	571,794
Series C, 0.00%, 07/01/42(a)	215	95,852
Series C, 0.00%, 07/01/45(a)	2,780	1,068,320
Series C, 0.00%, 07/01/46(a)	500	182,667
Series C, 0.00%, 07/01/47(a)	1,100	382,752
Series C, 0.00%, 07/01/47 (Call 07/01/40)(a)	780	686,411
Series C, 0.00%, 07/01/48 (Call 07/01/40)(a)	1,100	962,090
Series C, 5.00%, 07/01/35 (PR 07/01/23)	2,450	2,453,198
Series D-2, 3.00%, 07/01/39 (Call 07/01/30)	1,030	884,362
Series D-2, 4.00%, 07/01/50 (Call 07/01/30)	5,085	4,974,281
Series E, 0.00%, 07/01/32(a)	3,440	2,518,147
Series E, 0.00%, 07/01/42(a)	1,340	972,151
Series E, 0.00%, 07/01/47 (Call 07/01/42)(a)	3,025	2,201,037
Series E, 0.00%, 07/01/49(a)	4,000	1,262,313
Series F, 5.00%, 07/01/40 (Call 07/01/25)	2,365	2,437,235
Security	Par (000)	Value

California (continued)
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	$1,000	$441,186
Series I, 4.00%, 07/01/47 (Call 07/01/27)	2,000	1,951,870
Series I, 5.00%, 07/01/41 (Call 07/01/27)	1,000	1,059,729
Series L, 4.00%, 07/01/44 (Call 07/01/29)	2,015	1,983,942
Series L, 4.00%, 07/01/49 (Call 07/01/29)	1,000	969,999
Series M-2, 3.00%, 07/01/50 (Call 07/01/30)	4,200	3,226,991
Series M-2, 4.00%, 07/01/50 (Call 07/01/30)	5,000	4,891,132
Series N-2, 3.00%, 07/01/46 (Call 07/01/31)	3,000	2,378,938
Series N-2, 4.00%, 07/01/46 (Call 07/01/31)	6,195	6,107,725
Series R-1, 0.00%, 07/01/31(a)	1,820	1,388,796
Series R-2, 0.00%, 07/01/40(a)	800	740,040
Series R-2, 0.00%, 07/01/41 (Call 07/01/40)(a)	450	412,403
Series R-3, 5.00%, 07/01/23	375	375,526
Series R-4, 5.00%, 07/01/24	325	331,587
Series R-4, 5.00%, 07/01/27 (Call 07/01/25)	350	364,916
Series R-4, 5.00%, 07/01/28 (Call 07/01/25)	180	187,847
Series R-5, 5.00%, 07/01/29 (Call 07/01/26)	960	1,027,437
Series SR-1, 4.00%, 07/01/31 (Call 07/01/26)	500	516,706
Series SR-1, 4.00%, 07/01/32 (Call 07/01/26)	220	226,846
San Dieguito Union High School District GO
Series A-2, 4.00%, 08/01/38 (PR 08/01/23)	250	250,270
Series B-2, 4.00%, 02/01/40 (Call 08/01/25)	200	198,207
San Francisco Bay Area Rapid Transit District GO
3.00%, 08/01/38 (Call 08/01/29)	1,625	1,450,727
Series A, 4.00%, 08/01/42 (Call 08/01/27)	1,000	1,002,261
Series A, 5.00%, 08/01/47 (Call 08/01/27)	1,015	1,076,364
Series B-1, 3.00%, 08/01/49 (Call 08/01/29)	3,700	2,868,009
Series C, 5.00%, 08/01/37 (PR 08/01/23)	1,925	1,930,181
Series C-1, 3.00%, 08/01/36 (Call 08/01/29)	4,025	3,738,413
Series C-1, 3.00%, 08/01/50 (Call 08/01/29)	2,600	1,973,885
Series C-1, 4.00%, 08/01/35 (Call 08/01/29)	1,000	1,048,533
Series D, 4.00%, 08/01/33 (Call 08/01/25)	2,250	2,305,655
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB
Series A, 3.00%, 07/01/44 (Call 07/01/27)	1,200	978,496
Series A, 4.00%, 07/01/37 (Call 07/01/27)	1,000	1,017,345
Series A, 4.00%, 07/01/38 (Call 07/01/27)	2,000	2,025,569
San Francisco City & County Airport Commission San Francisco International Airport RB
5.00%, 05/01/52 (Call 05/01/32)	1,500	1,613,118
Series A, 5.00%, 05/01/26	1,000	1,058,100
Series B, 4.00%, 05/01/37 (Call 05/01/30)	4,000	4,083,860
Series B, 5.00%, 05/01/32 (Call 05/01/31)	350	407,505
Series B, 5.00%, 05/01/34 (Call 05/01/31)	2,200	2,552,235
Series B, 5.00%, 05/01/44 (Call 05/01/24)	4,625	4,671,533
Series B, 5.00%, 05/01/47 (Call 05/01/27)	1,500	1,559,397
Series B, 5.00%, 05/01/49 (Call 05/01/29)	3,000	3,167,879
Series C, 5.00%, 05/01/46 (Call 05/01/26)	1,850	1,904,224
Series D, 5.00%, 05/01/24	1,025	1,040,732
Series D, 5.00%, 05/01/25	250	258,489
Series E, 5.00%, 05/01/48 (Call 05/01/28)	2,000	2,100,116
Series F, 5.00%, 05/01/50 (Call 05/01/29)	745	784,016
San Francisco City & County Public Utilities Commission Power Revenue RB, 4.00%, 11/01/51 (Call 05/01/31)	2,090	2,032,980
San Francisco City & County Public Utilities Commission Wastewater Revenue RB
5.00%, 10/01/25	2,280	2,383,751
5.00%, 10/01/27 (Call 10/01/25)	530	555,267
5.00%, 10/01/28	3,180	3,550,933
5.00%, 10/01/30	5,000	5,810,396
5.00%, 10/01/31 (Call 04/01/28)	1,400	1,553,402

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 10/01/45 (Call 10/01/31)	$3,485	$3,849,575
Series A, 4.00%, 10/01/43 (Call 04/01/28)	1,000	989,458
Series A, 4.00%, 10/01/47 (Call 10/01/31)	2,000	1,968,468
Series B, 4.00%, 10/01/35 (Call 07/18/23)	1,695	1,696,391
Series B, 4.00%, 10/01/39 (Call 07/18/23)	950	950,780
Series B, 4.00%, 10/01/42 (Call 07/03/23)	2,175	2,143,635
Series B, 5.00%, 10/01/43 (Call 04/01/28)	1,000	1,069,285
Series C, VRDN,2.13%, 10/01/48 (Put 07/18/23)(b)	2,070	2,066,635
San Francisco County Transportation Authority RB
4.00%, 02/01/25	2,020	2,054,619
4.00%, 02/01/26	1,480	1,520,143
San Francisco Municipal Transportation Agency RB
4.00%, 03/01/46 (Call 03/01/27)	740	720,930
Series C, 4.00%, 03/01/51 (Call 03/01/31)	2,400	2,308,654
San Joaquin County Transportation Authority RB, 4.00%, 03/01/41 (Call 03/01/27)	500	497,995
San Joaquin Delta Community College District GO, Series C, 5.00%, 08/01/39 (PR 08/01/24)	2,000	2,041,805
San Joaquin Hills Transportation Corridor Agency RB
0.00%, 01/01/26 (ETM)(a)	280	258,794
0.00%, 01/01/28 (ETM)(a)	750	655,145
4.00%, 01/15/34 (Call 01/15/32)	1,065	1,098,468
5.00%, 01/15/31	1,500	1,653,609
5.00%, 01/15/33 (Call 01/15/32)	1,585	1,758,004
Series A, 0.00%, 01/15/26 (NPFGC)(a)	400	360,589
Series A, 5.00%, 01/15/34 (PR 01/15/25)	750	773,176
Series A, 5.00%, 01/15/44 (PR 01/15/25)	8,000	8,247,211
Series A, 5.00%, 01/15/50 (PR 01/15/25)	8,750	9,020,387
San Jose Evergreen Community College District GO
3.00%, 09/01/40 (Call 09/01/28)	1,250	1,071,702
Series C, 4.00%, 09/01/40 (PR 09/01/24)	2,500	2,525,998
San Jose Financing Authority RB
5.00%, 11/01/52 (Call 11/01/32)	7,300	8,075,269
Series A, 5.00%, 06/01/39	1,010	1,010,000
San Jose Unified School District GO
0.00%, 08/01/29 (NPFGC)(a)	1,060	867,103
Series C, 0.00%, 08/01/30 (NPFGC)(a)	3,150	2,483,962
Series C, 0.00%, 06/01/31 (NPFGC)(a)	400	305,306
San Juan Unified School District GO
4.00%, 08/01/46 (Call 08/01/30)	1,095	1,079,184
Series N, 4.00%, 08/01/29 (Call 08/01/26)	5,000	5,166,390
San Marcos Unified School District GO
0.00%, 08/01/28(a)	655	553,554
Series B, 0.00%, 08/01/38(a)	565	305,935
Series B, 0.00%, 08/01/47(a)	500	171,241
Series B, 0.00%, 08/01/51(a)	1,500	421,368
Series C, 5.00%, 08/01/40 (PR 02/15/24)	480	485,839
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	4,500	3,580,272
Series A, 5.00%, 09/01/45 (PR 09/01/25)	775	808,654
Series B, 0.00%, 09/01/26 (NPFGC)(a)	550	497,136
Series B, 0.00%, 09/01/32 (NPFGC)(a)	2,020	1,486,096
Series B, 0.00%, 09/01/35 (NPFGC)(a)	1,380	899,510
Series B, 5.00%, 09/01/45 (Call 09/01/28)	3,100	3,355,210
San Mateo Foster City Public Financing Authority RB
4.00%, 08/01/44 (Call 08/01/29)	430	423,201
Series B, 5.00%, 08/01/25	3,240	3,375,480
San Mateo Foster City School District/CA GO, 0.00%, 08/01/42 (Call 08/01/31)(a)	2,235	2,189,711
San Mateo Union High School District GO
Series A, 0.00%, 09/01/33(a)	500	458,285
Security	Par (000)	Value

California (continued)
Series A, 0.00%, 09/01/41 (Call 09/01/36)(a)	$1,915	$1,828,465
Series A, 0.00%, 07/01/51 (Call 09/01/41)(a)	1,755	1,227,768
Santa Barbara Secondary High School District GO, Series A, 0.00%, 08/01/40(a)	555	267,015
Santa Barbara Unified School District, 4.00%, 08/01/44 (Call 08/01/28)	2,945	2,934,405
Santa Barbara Unified School District GO, Series A, 4.00%, 08/01/41 (Call 08/01/27)	2,000	2,006,116
Santa Clara Unified School District GO
3.00%, 07/01/36 (Call 07/01/26)	3,370	3,080,561
Series 2018, 4.00%, 07/01/48 (Call 07/01/26)	5,500	5,413,518
Santa Clara Valley Transportation Authority RB, Series C, VRDN,2.65%, 04/01/36 (Put 05/31/23)(b)	15,000	15,000,000
Santa Clara Valley Water District RB
Series A, 5.00%, 06/01/41 (Call 12/01/25)	2,825	2,942,071
Series A, 5.00%, 06/01/46 (Call 12/01/25)	1,410	1,462,739
Santa Clara Valley Water District Safe Clean Water Revenue COP, 5.00%, 12/01/26 (Call 11/01/26)	1,800	1,930,008
Santa Clara Valley Water District Safe Clean Water Revenue RB, 5.00%, 08/01/47 (Call 08/01/32)	1,000	1,109,368
Santa Clarita Community College District GO, 3.00%, 08/01/49 (Call 08/01/28)	1,660	1,276,533
Santa Monica Community College District GO
Series A, 4.00%, 08/01/39 (Call 08/01/28)	565	569,541
Series A, 4.00%, 08/01/47 (Call 08/01/28)	4,485	4,404,038
Series A, 5.00%, 08/01/43 (Call 08/01/28)	4,590	4,919,130
Series B, 4.00%, 08/01/44 (PR 08/01/24)	1,000	1,010,486
Series B, 5.00%, 08/01/45 (Call 08/01/32)	1,020	1,128,195
Santa Monica-Malibu Unified School District GO
3.00%, 08/01/49 (Call 08/01/27)	1,500	1,167,087
4.00%, 08/01/41 (Call 08/01/29)	2,000	2,008,757
Series B, 4.00%, 08/01/50 (Call 08/01/29)	1,000	976,253
Series D, 5.00%, 08/01/43 (PR 08/01/23)	1,200	1,203,230
Silicon Valley Clean Water RB, Series A, 3.00%, 03/01/24 (Call 09/01/23)	2,135	2,129,422
Sonoma County Junior College District GO, Series B, 3.00%, 08/01/41 (Call 08/01/29)	1,500	1,257,984
South San Francisco Unified School District GO, Series C, 4.00%, 09/01/37 (Call 09/01/25)	1,000	999,940
Southern California Public Power Authority RB
Series A, 5.00%, 04/01/24 (Call 01/01/24)	4,000	4,042,102
Series A, 5.00%, 07/01/30 (Call 01/01/24)	1,000	1,009,888
Series C, 5.00%, 07/01/26 (Call 01/01/25)	1,070	1,103,882
Southern California Water Replenishment District RB
4.00%, 08/01/45 (Call 08/01/25)	1,000	984,285
5.00%, 08/01/41 (Call 08/01/25)	1,000	1,036,694
Southwestern Community College District GO
Series A, 4.00%, 08/01/47 (Call 08/01/27)	2,000	1,954,346
Series C, 0.00%, 08/01/41(a)	650	300,204
Series C, 0.00%, 08/01/46(a)	1,000	341,708
Series D, 5.00%, 08/01/44 (PR 08/01/25)	500	521,870
State of California, 5.00%, 09/01/24	3,000	3,072,032
State of California Department of Water Resources RB
4.00%, 12/01/34 (Call 06/01/31)	2,000	2,151,107
4.00%, 12/01/35 (Call 06/01/31)	3,000	3,183,517
5.00%, 12/01/24	475	487,956
5.00%, 12/01/31 (Call 06/01/31)	2,555	3,004,245
5.00%, 12/01/35 (PR 06/01/29)	580	656,738
Series AS, 5.00%, 12/01/23	250	252,116
Series AS, 5.00%, 12/01/25 (Call 12/01/24)	2,315	2,379,171
Series AS, 5.00%, 12/01/27 (PR 12/01/24)	4,040	4,154,977
Series AW, 4.00%, 12/01/35 (Call 12/01/26)	1,000	1,028,627

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series AW, 5.00%, 12/01/28 (Call 12/01/26)	$1,040	$1,121,208
Series AW, 5.00%, 12/01/33 (PR 12/01/26)	1,050	1,125,815
Series BA, 5.00%, 12/01/24	140	143,819
Series BA, 5.00%, 12/01/32 (Call 06/01/29)	2,540	2,881,197
Series BB, 5.00%, 12/01/25	215	225,335
Series BB, 5.00%, 12/01/26	1,775	1,904,388
Series BB, 5.00%, 12/01/28	2,010	2,260,279
Series BB, 5.00%, 12/01/33 (Call 12/01/30)	2,010	2,337,095
State of California GO
2.38%, 12/01/43 (Call 12/01/30)	925	662,511
2.38%, 10/01/51 (Call 04/01/31)	2,000	1,280,757
3.00%, 10/01/32 (Call 06/21/23)	820	800,133
3.00%, 10/01/34 (Call 10/01/29)	1,865	1,760,624
3.00%, 11/01/34 (Call 11/01/30)	1,575	1,484,345
3.00%, 10/01/35 (Call 10/01/29)	1,850	1,715,748
3.00%, 10/01/36 (Call 10/01/29)	8,000	7,269,064
3.00%, 10/01/37 (Call 10/01/29)	1,375	1,226,921
3.00%, 03/01/46 (Call 03/01/30)	1,000	790,005
3.00%, 03/01/50 (Call 03/01/30)	505	387,709
3.00%, 11/01/50 (Call 11/01/30)	1,500	1,149,021
3.00%, 04/01/52 (Call 04/01/32)	2,000	1,530,060
4.00%, 04/01/24	1,155	1,164,068
4.00%, 03/01/25	475	482,586
4.00%, 11/01/25	240	244,755
4.00%, 03/01/27	5,000	5,167,267
4.00%, 10/01/27	1,740	1,811,250
4.00%, 09/01/28 (Call 09/01/26)	1,450	1,497,831
4.00%, 09/01/33 (Call 09/01/26)	3,560	3,647,842
4.00%, 10/01/33 (Call 04/01/31)	2,750	2,930,725
4.00%, 09/01/34 (Call 09/01/26)	865	886,902
4.00%, 10/01/34 (Call 04/01/31)	1,535	1,627,713
4.00%, 11/01/34 (Call 11/01/27)	3,300	3,408,337
4.00%, 10/01/35 (Call 04/01/31)	1,735	1,820,330
4.00%, 03/01/36 (Call 03/01/30)	3,150	3,274,718
4.00%, 09/01/36 (Call 09/01/26)	2,000	2,035,310
4.00%, 10/01/36 (Call 10/01/29)	2,215	2,286,084
4.00%, 10/01/36 (Call 04/01/31)	2,010	2,090,679
4.00%, 03/01/37 (Call 03/01/30)	1,000	1,031,084
4.00%, 09/01/37 (Call 09/01/26)	3,505	3,553,980
4.00%, 11/01/37 (Call 11/01/27)	2,000	2,035,861
4.00%, 11/01/38 (Call 11/01/30)	3,810	3,911,930
4.00%, 10/01/39 (Call 10/01/29)	1,500	1,524,833
4.00%, 11/01/40 (Call 11/01/30)	1,150	1,165,947
4.00%, 10/01/41 (Call 04/01/31)	8,400	8,484,186
4.00%, 04/01/42 (Call 04/01/32)	1,680	1,690,372
4.00%, 11/01/44 (Call 11/01/24)	975	972,234
4.00%, 03/01/45 (Call 03/01/25)	500	496,415
4.00%, 08/01/45 (Call 08/01/25)	250	248,127
4.00%, 03/01/46 (Call 03/01/30)	6,960	6,922,348
4.00%, 11/01/47 (Call 11/01/27)	1,500	1,482,887
4.00%, 10/01/50 (Call 04/01/33)	2,500	2,459,854
4.00%, 11/01/50 (Call 11/01/25)	2,425	2,373,807
4.25%, 09/01/52 (Call 09/01/32)	1,310	1,322,225
5.00%, 08/01/23	955	957,856
5.00%, 09/01/23	5,000	5,022,829
5.00%, 11/01/23	1,500	1,511,661
5.00%, 03/01/24	150	152,155
5.00%, 08/01/24	750	766,628
5.00%, 09/01/24	1,045	1,070,091
5.00%, 10/01/24	3,500	3,590,168
Security	Par (000)	Value

California (continued)
5.00%, 11/01/24	$1,910	$1,962,605
5.00%, 12/01/24 (Call 12/01/23)	2,275	2,297,499
5.00%, 02/01/25 (Call 07/03/23)	5	5,008
5.00%, 03/01/25	250	258,213
5.00%, 04/01/25	700	724,358
5.00%, 05/01/25 (Call 05/01/24)	320	325,992
5.00%, 08/01/25	4,670	4,854,316
5.00%, 09/01/25 (Call 09/01/23)	3,450	3,462,913
5.00%, 10/01/25	10,435	10,878,695
5.00%, 10/01/25 (Call 10/01/24)	1,110	1,134,506
5.00%, 11/01/25 (Call 11/01/23)	300	301,936
5.00%, 12/01/25	2,125	2,222,976
5.00%, 12/01/25 (Call 12/01/23)	1,000	1,007,920
5.00%, 03/01/26 (Call 03/01/25)	1,290	1,330,861
5.00%, 04/01/26	1,165	1,230,077
5.00%, 08/01/26	6,870	7,289,125
5.00%, 08/01/26 (Call 08/01/25)	1,780	1,851,536
5.00%, 10/01/26	5,260	5,600,169
5.00%, 10/01/26 (Call 04/01/26)	3,275	3,456,283
5.00%, 10/01/26 (PR 04/01/26)	15	15,830
5.00%, 11/01/26	2,500	2,666,336
5.00%, 02/01/27 (AMBAC)	200	215,003
5.00%, 03/01/27 (Call 03/01/25)	1,400	1,447,256
5.00%, 04/01/27	680	733,683
5.00%, 08/01/27	1,685	1,826,535
5.00%, 08/01/27 (Call 08/01/25)	620	646,356
5.00%, 08/01/27 (Call 08/01/26)	500	531,574
5.00%, 09/01/27	360	390,932
5.00%, 09/01/27 (Call 09/01/26)	3,670	3,908,540
5.00%, 11/01/27	10,325	11,252,525
5.00%, 11/01/27 (Call 11/01/23)	700	704,545
5.00%, 12/01/27	2,595	2,833,265
5.00%, 08/01/28 (Call 08/01/26)	2,335	2,487,906
5.00%, 08/01/28 (Call 08/01/27)	2,700	2,927,330
5.00%, 09/01/28	300	333,149
5.00%, 09/01/28 (Call 09/01/26)	1,365	1,456,883
5.00%, 10/01/28	8,215	9,138,672
5.00%, 11/01/28	3,135	3,493,621
5.00%, 04/01/29	4,375	4,910,734
5.00%, 08/01/29 (Call 08/01/26)	1,920	2,045,808
5.00%, 08/01/29 (Call 08/01/27)	1,000	1,084,659
5.00%, 09/01/29 (Call 09/01/26)	3,245	3,463,146
5.00%, 10/01/29	10,355	11,734,647
5.00%, 10/01/29 (Call 04/01/26)	760	804,829
5.00%, 11/01/29	1,500	1,702,450
5.00%, 11/01/29 (Call 11/01/27)	4,980	5,426,587
5.00%, 12/01/29	1,390	1,580,022
5.00%, 03/01/30	170	193,883
5.00%, 04/01/30	2,175	2,484,264
5.00%, 04/01/30 (Call 04/01/29)	1,000	1,120,099
5.00%, 08/01/30 (Call 08/01/27)	635	688,793
5.00%, 08/01/30 (Call 08/01/28)	1,010	1,119,631
5.00%, 11/01/30	1,165	1,343,919
5.00%, 11/01/30 (Call 11/01/23)	2,000	2,012,491
5.00%, 11/01/30 (Call 11/01/27)	4,680	5,098,501
5.00%, 03/01/31 (Call 03/01/25)	3,000	3,101,338
5.00%, 03/01/31 (Call 03/01/30)	1,000	1,141,070
5.00%, 04/01/31	4,985	5,789,968
5.00%, 09/01/31 (Call 09/01/26)	2,005	2,135,066
5.00%, 10/01/31 (Call 10/01/24)	2,825	2,885,886

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
5.00%, 11/01/31 (Call 11/01/23)	$2,080	$2,091,791
5.00%, 11/01/31 (Call 11/01/27)	3,000	3,266,475
5.00%, 11/01/31 (Call 11/01/28)	1,000	1,113,301
5.00%, 11/01/31 (Call 11/01/30)	4,000	4,613,211
5.00%, 03/01/32 (Call 03/01/30)	3,900	4,442,265
5.00%, 04/01/32	6,680	7,862,275
5.00%, 04/01/32 (Call 04/01/29)	1,225	1,371,778
5.00%, 05/01/32 (Call 05/01/24)	2,000	2,029,792
5.00%, 09/01/32	1,895	2,243,370
5.00%, 09/01/32 (Call 09/01/26)	3,000	3,191,283
5.00%, 10/01/32 (Call 10/01/24)	1,000	1,021,421
5.00%, 10/01/32 (Call 10/01/29)	1,000	1,128,209
5.00%, 10/01/32 (Call 10/01/31)	1,745	2,037,334
5.00%, 11/01/32 (Call 11/01/30)	2,550	2,934,626
5.00%, 12/01/32 (Call 06/01/26)	775	820,738
5.00%, 03/01/33 (Call 03/01/30)	8,915	10,135,302
5.00%, 04/01/33	1,750	2,084,970
5.00%, 04/01/33 (Call 04/01/24)	1,210	1,226,248
5.00%, 04/01/33 (Call 04/01/29)	840	939,093
5.00%, 08/01/33 (Call 08/01/24)	3,000	3,055,803
5.00%, 09/01/33 (Call 09/01/23)	1,635	1,640,387
5.00%, 09/01/33 (Call 09/01/26)	1,500	1,595,637
5.00%, 09/01/33 (Call 09/01/32)	1,460	1,723,157
5.00%, 10/01/33 (Call 04/01/24)	1,395	1,413,503
5.00%, 10/01/33 (Call 10/01/24)	3,185	3,252,392
5.00%, 03/01/34 (Call 03/01/30)	3,600	4,088,826
5.00%, 09/01/34 (Call 09/01/26)	3,935	4,171,396
5.00%, 11/01/34 (Call 11/01/28)	1,000	1,106,993
5.00%, 12/01/34 (Call 12/01/30)	1,780	2,036,282
5.00%, 04/01/35 (Call 04/01/29)	1,000	1,111,556
5.00%, 04/01/35 (Call 04/01/32)	1,365	1,594,323
5.00%, 08/01/35 (Call 08/01/25)	1,565	1,622,792
5.00%, 08/01/35 (Call 08/01/26)	1,920	2,025,639
5.00%, 09/01/35 (Call 09/01/26)	3,985	4,208,403
5.00%, 10/01/35 (Call 04/01/26)	4,755	4,987,486
5.00%, 10/01/35	245	258,549
5.00%, 04/01/36 (Call 04/01/24)	5,000	5,064,675
5.00%, 08/01/36 (Call 08/01/28)	1,890	2,062,655
5.00%, 09/01/36 (Call 09/01/26)	2,000	2,107,404
5.00%, 11/01/36 (Call 11/01/27)	3,290	3,546,933
5.00%, 11/01/36 (Call 11/01/28)	2,510	2,745,563
5.00%, 08/01/37 (Call 08/01/28)	2,125	2,307,264
5.00%, 10/01/37 (Call 10/01/24)	3,100	3,161,938
5.00%, 11/01/37 (Call 11/01/32)	7,500	8,595,520
5.00%, 08/01/38 (Call 08/01/26)	2,250	2,361,905
5.00%, 09/01/39 (Call 09/01/32)	4,770	5,417,143
5.00%, 10/01/39 (Call 10/01/24)	1,250	1,273,667
5.00%, 11/01/39 (Call 11/01/28)	3,505	3,800,620
5.00%, 11/01/42 (Call 11/01/32)	2,500	2,809,264
5.00%, 11/01/43 (Call 11/01/23)	4,725	4,750,229
5.00%, 10/01/44 (Call 10/01/24)	2,330	2,366,215
5.00%, 04/01/45 (Call 04/01/29)	3,145	3,385,115
5.00%, 08/01/45 (Call 08/01/25)	3,400	3,506,784
5.00%, 08/01/46 (Call 08/01/26)	1,500	1,567,936
5.00%, 09/01/46 (Call 09/01/26)	1,000	1,046,413
5.00%, 12/01/46 (Call 12/01/30)	2,000	2,183,316
5.00%, 04/01/47 (Call 04/01/32)	3,890	4,289,879
5.00%, 10/01/47 (Call 04/01/26)	3,850	4,004,334
5.00%, 11/01/47 (Call 11/01/27)	800	847,037
5.00%, 10/01/49 (Call 10/01/29)	2,000	2,153,671
Security	Par (000)	Value

California (continued)
5.00%, 09/01/52 (Call 09/01/32)	$2,000	$2,199,299
5.25%, 08/01/31 (Call 08/01/25)	1,680	1,758,560
5.25%, 08/01/32 (AGM)	1,825	2,180,062
Series A, 5.00%, 10/01/24	5,000	5,128,812
Series B, 5.00%, 08/01/24	815	833,070
Series B, 5.00%, 09/01/24	2,945	3,015,712
Series B, 5.00%, 09/01/25	1,880	1,956,643
Series B, 5.00%, 08/01/26	2,280	2,419,098
Series B, 5.00%, 09/01/26	2,185	2,322,281
Series C, 5.00%, 09/01/26 (Call 09/01/25)	3,500	3,646,593
Series C, 5.00%, 08/01/27 (Call 08/01/26)	760	807,993
Series C, 5.00%, 08/01/32 (Call 02/01/25)	300	309,582
Series C, 5.00%, 08/01/33 (Call 02/01/25)	480	495,194
Sunnyvale Elementary School District GO, 4.00%, 09/01/42 (Call 09/01/25)	500	495,371
Ukiah Unified School District/CA GO, Series 2005, 0.00%, 08/01/28 (NPFGC)(a)	1,000	834,884
University of California RB
4.00%, 05/15/33 (Call 05/15/27)	4,000	4,137,636
4.00%, 05/15/34 (Call 05/15/25)	4,900	4,980,858
4.00%, 05/15/39 (Call 05/15/31)	2,500	2,524,361
5.00%, 05/15/28	1,000	1,110,523
5.00%, 05/15/29	4,000	4,529,576
5.00%, 05/15/30	3,000	3,462,883
5.00%, 05/15/33	1,000	1,213,734
5.00%, 05/15/34 (Call 05/15/26)	975	1,039,143
5.00%, 05/15/35 (Call 05/15/27)	2,500	2,699,441
5.00%, 05/15/40 (Call 05/15/32)	1,900	2,132,251
5.00%, 05/15/42 (Call 05/15/27)	2,405	2,547,126
5.50%, 05/15/40 (Call 05/15/33)	5,000	5,919,985
VRDN,2.92%, 05/15/48 (Put 05/31/23)(b)	8,000	8,000,000
Series AL-2, VRDN,2.95%, 05/15/48 (Put 06/01/23)(b)	6,000	6,000,000
Series AM, 4.00%, 05/15/34 (Call 05/15/24)	5,760	5,803,276
Series AM, 5.00%, 05/15/28 (Call 05/15/24)	120	122,163
Series AM, 5.00%, 05/15/44 (Call 05/15/24)	495	500,665
Series AM, 5.00%, 05/15/44 (PR 05/15/24)	5,205	5,292,719
Series AM, 5.25%, 05/15/38 (Call 05/15/24)	5,000	5,081,490
Series AO, 5.00%, 05/15/27 (Call 05/15/25)	3,015	3,135,079
Series AO, 5.00%, 05/15/28 (Call 05/15/25)	400	416,012
Series AO, 5.00%, 05/15/32 (Call 05/15/25)	3,000	3,119,753
Series AO, 5.00%, 05/15/40 (Call 05/15/25)	6,245	6,436,400
Series AR, 5.00%, 05/15/41 (Call 05/15/26)	970	1,016,057
Series AV, 5.00%, 05/15/36 (Call 05/15/27)	1,100	1,183,673
Series AV, 5.00%, 05/15/47 (Call 05/15/27)	3,300	3,477,660
Series AV, 5.00%, 05/15/49 (Call 05/15/27)	1,500	1,578,417
Series AV, 5.25%, 05/15/42 (Call 05/15/27)	2,000	2,139,599
Series AY, 5.00%, 05/15/25	1,300	1,352,708
Series AY, 5.00%, 05/15/31 (Call 05/15/27)	1,000	1,088,905
Series AY, 5.00%, 05/15/36 (Call 05/15/27)	2,135	2,297,401
Series AY, 5.00%, 05/15/37 (Call 05/15/27)	4,650	4,981,865
Series AZ, 5.00%, 05/15/36 (Call 05/15/28)	750	823,370
Series AZ, 5.00%, 05/15/43 (Call 05/15/28)	5,630	6,042,570
Series AZ, 5.00%, 05/15/48 (Call 05/15/28)	250	266,669
Series AZ, 5.25%, 05/15/58 (Call 05/15/28)	500	538,784
Series BB, 5.00%, 05/15/49 (Call 05/15/29)	1,500	1,608,300
Series BE, 4.00%, 05/15/37 (Call 05/15/30)	1,000	1,026,446
Series BE, 4.00%, 05/15/40 (Call 05/15/30)	665	668,038
Series BE, 4.00%, 05/15/47 (Call 05/15/30)	2,500	2,474,609
Series BE, 5.00%, 05/15/33 (Call 05/15/30)	2,000	2,309,778
Series BE, 5.00%, 05/15/38 (Call 05/15/30)	1,500	1,671,126

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Series BH, 4.00%, 05/15/46 (Call 05/15/31)	$950	$941,307
Series BH, 4.00%, 05/15/51 (Call 05/15/31)	2,020	1,984,154
Series I, 5.00%, 05/15/27 (Call 05/15/25)	655	681,087
Series I, 5.00%, 05/15/28 (Call 05/15/25)	350	363,739
Series I, 5.00%, 05/15/29 (Call 05/15/25)	205	212,931
Series I, 5.00%, 05/15/31 (Call 05/15/25)	5,290	5,498,594
Series I, 5.00%, 05/15/32 (Call 05/15/25)	540	561,138
Series K, 4.00%, 05/15/46 (Call 05/15/26)	3,000	2,924,398
Series K, 5.00%, 05/15/35 (Call 05/15/26)	500	530,505
Series M, 4.00%, 05/15/47 (Call 05/15/27)	250	243,351
Series M, 5.00%, 05/15/33 (Call 05/15/27)	1,000	1,082,770
Series M, 5.00%, 05/15/47 (Call 05/15/27)	1,165	1,225,962
Series M, 5.00%, 05/15/52 (Call 05/15/27)	250	262,257
Series O, 4.00%, 05/15/29 (Call 05/15/28)	500	529,138
Series O, 5.00%, 05/15/58 (Call 05/15/28)	1,000	1,061,164
Series O, 5.50%, 05/15/58 (Call 05/15/28)	500	541,818
Series Q, 4.00%, 05/15/36 (Call 05/15/31)	1,000	1,041,686
Series Q, 5.00%, 05/15/46 (Call 05/15/31)	4,025	4,395,790
Upper Santa Clara Valley Joint Powers Authority RB
Series A, 4.00%, 08/01/45 (Call 08/01/25)	1,100	1,074,437
Series A, 4.00%, 08/01/50 (Call 08/01/25)	3,000	2,881,820
West Valley-Mission Community College District GO, Series B, 4.00%, 08/01/40 (Call 08/01/25)	250	248,628
Westminster School District GO, 0.00%, 08/01/52 (Call 08/01/39) (BAM)(a)	6,380	4,205,019
William S Hart Union High School District GO
Series A, 0.00%, 08/01/33(a)	990	685,664
Security	Par/ Shares (000)	Value

California (continued)
Series B, 0.00%, 08/01/34 (AGM)(a)	$1,250	$836,243
Series C, 0.00%, 08/01/37 (PR 08/01/23)(a)	500	248,052
Series C, 4.00%, 08/01/38 (PR 08/01/23)	500	500,540
		2,156,017,007

Total Long-Term Investments — 99.2%
(Cost: $2,235,367,198)		2,156,017,007

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds California Money Fund Portfolio, 2.69%(c)(d)	5,125	5,121,483

Total Short-Term Securities — 0.2%
(Cost: $5,121,483)		5,121,483

Total Investments — 99.4%
(Cost: $2,240,488,681)		2,161,138,490

Other Assets Less Liabilities — 0.6%		12,041,979

Net Assets — 100.0%		$2,173,180,469

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds California Money Fund Portfolio	$3,414,808	$1,705,467	(a)	$—	$1,550	$(342)	$5,121,483	5,125	$32,608	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® California Muni Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$2,156,017,007	$—	$2,156,017,007
Short-Term Securities
Money Market Funds	5,121,483	—	—	5,121,483
	$5,121,483	$2,156,017,007	$—	$2,161,138,490

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	ETM	Escrowed to Maturity
AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation
AGM-CR	AGM Insured Custodial Receipt	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	RB	Revenue Bond
COP	Certificates of Participation